LONG-TERM LOANS AND OTHER BORROWINGS (Details) $ in Millions, Rp in Billions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
Borrowings and other credit facilities
Long-term loans and other borrowings	$ 2,062	Rp 27,974	Rp 26,367
Two-step loans
Borrowings and other credit facilities
Long-term loans and other borrowings		892	1,067
Bonds and notes
Borrowings and other credit facilities
Long-term loans and other borrowings		8,982	9,322
Bank loans
Borrowings and other credit facilities
Long-term loans and other borrowings		13,894	11,929
Other borrowings
Borrowings and other credit facilities
Long-term loans and other borrowings		1,196	697
Obligations under finance leases
Borrowings and other credit facilities
Long-term loans and other borrowings		Rp 3,010	Rp 3,352